Real Estate Investments (Schedule of Assets and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 property	Dec. 31, 2011 property
Acquired Finite-Lived Intangible Assets [Line Items]
Land	$ 208,061	$ 7,135
Buildings fixtures and improvements	1,076,211	54,585
Total tangible assets	1,284,272	61,720
Cash paid for acquired real estate investments	1,457,358	72,453
Number of properties purchased, in properties	466	41
In-Place Leases [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
In-place leases	$ 173,086	$ 10,733